300+ Series

Certificates under Group Annuity Contracts

Equitable Financial Life Insurance Company

Separate Account No. 301

Summary Prospectus for New Investors

May 1, 2026

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. Before you invest, you should also review the statutory prospectus (the “Prospectus”) for the contract, which contains more information about the contract’s features, benefits, and risks. You can find this document and other information about the contract online at www.equitable.com/ICSR#EQH147068. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The 300+ Series (“300+”) is an investment program that allows employer plan assets to accumulate on a tax deferred basis. This Summary Prospectus only describes 300+. The contracts provide for the accumulation of retirement savings and for income. They also offer a number of payout options.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The contract is a complex investment and involves risk, including potential loss of principal. You should speak with a financial professional about the features, benefits, risks, and fees and whether the contract is appropriate for you based on your financial situation and objectives. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in taxes and tax penalties. Our obligations under the contract are subject to our financial strength and claims-paying ability.

You may cancel your contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your account value. You should review the prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

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Overview of the contract

Purpose of the Contract. 300+ provides members of certain groups and other eligible persons several plans for the accumulation of retirement savings on a tax-deferred basis.

300+ consists of either a defined contribution IRS Pre-Approved Plan and Separate Trust (“IRS Pre-Approved Plan and Trust”) that is sponsored by the Company or, for Employers who prefer to use their own individually-designed or an IRS Pre-Approved defined contribution Plan document, in conjunction with the Plan’s Trust, or the Pooled Trust. The Program offers, according to the terms of either the IRS Pre-Approved Plan and Trust or Pooled Trust, a group variable annuity Contract as a funding vehicle for employers who sponsor qualified retirement Plans. Plan participants should refer to the provisions of their plan that describes their rights in more specific terms.

The contract is designed to help you accumulate assets through investments in the Funds or the underlying portfolios in which the Funds invest. It can provide or supplement your retirement income by offering a variety of benefit payment options, which are subject to the provisions of your employer’s plan. Plan participants should consult their employer for details. An employer’s plan may allow a choice of one or more forms of distribution. The contract may be appropriate if you have a long-term investment horizon. It is not intended for people who may need to access invested funds within a short-term timeframe or frequently.

Phases of the Contract. The contract has two phases: an accumulation (savings) phase and an income (annuity) phase.

Accumulation (Savings) Phase

During the accumulation phase, you can allocate your contributions to one or more of the variable investment options available under the contracts.

Investment options

We offer various investment options under 300+, including the Funds and the guaranteed interest option. Each Portfolio in which a Fund invests has a different investment objective. The Portfolios try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. We cannot assure you that they will meet their investment objectives.

For additional information about each investment option see Appendix: “Investment Options Available Under the Contract.”

Guaranteed interest option

The guaranteed interest option is a fixed option that is part of our general account. This option pays interest at guaranteed rates and we guarantee principal. The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate. After we credit the interest, we deduct certain charges and fees.

Income (Annuity) Phase

300+ offers a variety of benefit payment options. If you are a participant in an individually-designed plan, ask your employer for details. Once you are eligible, your plan may allow you the following forms of distribution:

•	Single sum benefit payment

•	Periodic distribution option

•	Fixed full cash refund annuity

•	Other forms of annuities we may offer subject to required minimum distribution rules

We reserve the right to remove or change these annuity payout options, other than the life annuity, or to add another payout option at any time. We may also offer other annuity forms not outlined here. When you take a distribution, if you choose to purchase one of our annuities, your investments are converted to income payments and you will no longer be able to make any additional withdrawals from your contract. All accumulation phase benefits, including withdrawals and any death benefit provided under your employer plan, terminate upon annuitization.

Contract Features.

Transfers among investment options

You may transfer accumulated amounts among the investment options at any time and in any amount, subject to the transfer limitations described below. In addition to our rules, transfers among the investment options may be subject to employer plan provisions which may limit or disallow such movements. We do not impose a charge for transfers among the investment options.

Access to your Money

The amounts in the Funds are generally available for distribution at any time, subject to the provisions of your plan. Distributions from Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of each Trust, as applicable.

Death Benefit

Your contract includes a standard death benefit that pays your beneficiaries an amount equal to your cash value.

Important information you should consider about the contract

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	No. There is no contingent withdrawal charge if you surrender or withdraw money from the Certificate. For additional information about charges see “Charges and expenses” in the Prospectus.
Are There Transaction Charges?

Yes. You may be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” and “Charges for state premium and other applicable taxes” in “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?

Yes. The following tables describe the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base contract(1)	0.39%	0.39%
	Portfolio Company fees and expenses(2)	0.54%	1.38%
	Participant Service Charge(3)	$15.00	$30.00

(1)  Expressed as an annual percentage of average daily net assets in the variable investment options. The base contract expense includes an administrative charge (0.25%) and fund related other expenses (0.14%). The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.14% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2025.

(2)  Expressed as an annual percentage of average daily net assets in the Portfolios. Portfolio fees and expenses may be based, in part, on estimated amounts of such expenses.

(3)  We deduct this fee on a quarterly basis per participant.

Because the Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate.

Lowest Annual Cost $882	Highest Annual Cost $1,610

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of the Base contract, Portfolio fees and expenses

•

No sales charges

•

No additional contributions, transfers or
withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of the Base contract, Portfolio fees and expenses

•

No sales charges

•

No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the Prospectus.

RISKS
Is There a Risk of Loss from Poor Performance?

Yes. The Certificate is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Certificate” in the Prospectus.

Is this a Short-Term Investment?

No. The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash because it is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Certificate as a short-term investment or savings vehicle. Any withdrawals may be subject to federal and state income taxes and penalties.

For additional information about the investment profile of the contract see “Fee table” in the Prospectus.

What Are the Risks Associated with the Investment Options?

An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, including the fixed investment options, available under the Certificate, each of which has its own unique risks. You should review the investment options available under the Certificate before making an investment decision.

For additional information about the risks associated with investment options see “Portfolios of the trust” in “Investment options” and Appendix: “Investment Options Available Under the Contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the Certificate is subject to the risks related to the Company. The Company is solely responsible to the Certificate owner for the Certificate’s account value. The general obligations under the Certificate, including the fixed investment options, are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained upon request by calling 1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?

Yes. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

You may transfer accumulated amounts among the investment options under your contract at any time and in any amount, subject to certain transfer limitations described in the Prospectus.

For more information see “About Separate Account No. 301” in “More information” in the Prospectus.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options see “Investment options” and “Guaranteed Interest Option” in “300+ Investment options” and “Transferring your money among investment options” in the Prospectus.

Are There Any Restrictions on Contract Benefits?

Yes. The standard death benefit offered with the contract is available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the death benefit, see “Death Benefits” in “Benefits available under the contract” in the Prospectus.

TAXES
What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract. For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

Some financial professionals may receive compensation for selling the Certificate, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the certificates” in “More information” in the Prospectus.

Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your Certificate if you determine, after comparing the features, fees, and risks of both contracts/certificates, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Certificates.

Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Death Benefit	Beneficiaries will receive a benefit equal to the cash value.	Standard	No additional charge	• Available only at contract issue. • Withdrawals could significantly reduce the benefit.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Disability payment	In case of disability before retirement date, you can receive the cash value.	Standard	No additional charge	• Certain plans may have restrictions. See plan for details.

Buying the Contract

300+ provides members of certain groups and other eligible persons several plans for the accumulation of retirement savings on a tax-deferred basis. We can discontinue offering 300+ at any time and not accept further contributions. We do not require minimum contribution amounts from participants.

300+ consists of either a defined contribution IRS Pre-Approved Plan and Separate Trust (“IRS Pre-Approved Plan and Trust”) that is sponsored by the Company or, for Employers who prefer to use their own individually-designed or an IRS Pre-Approved defined contribution Plan document, in conjunction with the Plan’s Trust, or the Pooled Trust. The Program offers, according to the terms of either the IRS Pre-Approved Plan and Trust or Pooled Trust, a group variable annuity Contract as a funding vehicle for employers who sponsor qualified retirement Plans. Plan participants should refer to the provisions of their plan that describes their rights in more specific terms.

Minimum initial and subsequent contribution amounts

We do not impose minimum initial or subsequent contribution amounts on individual participants, although your employer may do so. Please refer to your plan documents for any required minimum amounts. Individual participant contributions and aggregate employer plan contributions may be limited by law.

When Contributions are credited

We credit the full amount of your contributions under your contract. We will apply contributions on the business day when we receive them along with all the required information.

Allocating your contributions

You may allocate your contributions to one or more, or all of the Funds, or the GIO. Allocations must be in whole percentages, which you may change at any time via our internet website or in writing or by telephone using our voice response system. Changes are effective on the date we receive all necessary information. Allocation changes have no effect on amounts already invested.

The group annuity contract that covers the plan in which you participate is not an investment advisory account, and we are not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your Retirement Plan Account Manager is acting as a broker-dealer registered representative, and may not be authorized to act as an investment advisor or to manage the allocations under your contract.

Making Withdrawals: Accessing the Money in Your Contract

Accessing your money

Withdrawals. You may take a partial withdrawal at any time before annuity benefits begin. Withdrawals from the Funds are not subject to withdrawal charges. Withdrawals from the GIO are generally permitted. Withdrawals reduce your account value and may have tax consequences, including possible tax penalties. Unless you specify otherwise, withdrawals will be taken from the investment options in your account pro rata.

Surrendering your certificate. You may surrender your Certificate to receive your account balance at any time before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request on our prescribed form at our Processing Office. We will determine your account balance on the date we receive the required information. All benefits under the Certificate will terminate as of that business day.

When to expect payment. Generally, we will fulfill requests for payments upon a withdrawal or surrender within seven calendar days after the date we receive all necessary information and documents we require in the circumstances.

Please see “Withdrawals” in the Prospectus for more information on the ways you may withdraw your account value.

Fee table

The following tables describe the fees and expenses that you will pay when enrolling in, owning, surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you purchase the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. State premium taxes may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None

Administrative fee if you purchase an annuity payout option	$350

Withdrawal Charge	None
Transfer Fee	None

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including underlying Trust portfolio fees and expenses).

Annual Contract Expenses

Base contract expenses (expressed as an annual percentage)(1)	0.39%
Quarterly Participant Service Charge(2)	$7.50

(1)

The base contract expense includes an administrative charge (0.25%) and fund related other expenses (0.14%). The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.14% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31, 2025.

(2)

This charge is to reimburse us for certain administrative charges. For SEP and SIMPLE IRA, the charge is up to $15 per year. For regular IRA, Roth IRA and TSA Certificates, the minimum charge is $12 per year and the maximum charge is up to $30 per year. See “Participant service charge” in “Charges and expenses” in the Prospectus for more information.

The next item shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix: “Investment Options Available Under the Contract.”

Annual Portfolio Expenses	Minimum	Maximum
Expenses that are deducted from portfolio assets including management
fees, 12b-1 fees, service fees, and/or other expenses(1)	0.54%	1.38%

(1)	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.

Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual portfolio fees and expenses.

Separate Account No. 301. The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

If you surrender your contract at the end of the applicable time period:	$1,857	$5,692	$9,766	$21,102
If you annuitize at the end of the applicable time period:	$2,207	$6,042	$10,116	$21,452
If you do not surrender your contract:	$1,857	$5,692	$9,766	$21,102

Appendix: Investment Options Available Under the Contract

Variable investment options

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147068. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT Small Cap Value — Equitable Investment Management Group, LLC (“EIMG”); BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	16.30%	12.50%	13.54%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.53%	-0.74%	2.16%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	5.51%	0.30%	1.14%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.53%	9.91%	8.07%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.20%	4.12%	5.77%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.32%	11.47%	15.67%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	25.87%	12.46%	19.41%

^	This Portfolio’s annual expenses reflect temporary fee reductions.
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)

Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Fixed investment options

The following is a list of fixed investment options currently available under the Contract. We may change the features of the fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

See “Fixed investment option” in “300+ Investment options” in the prospectus for a description of the Fixed investment option features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%

300+ Series

Issued by

Equitable Financial Life Insurance Company

This Summary Prospectus describes the important features of the contract and provides information about Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”).

We have filed with the Securities and Exchange Commission (“SEC”) a Prospectus and Statement of Additional Information (“SAI”) that includes additional information about the 300+ Series, the Company and Separate Account No. 301. The Prospectus and SAI, each dated May 1, 2026, are incorporated by reference into this Summary Prospectus. The SAI is available free of charge. To request a copy of the SAI, to ask about your contract, or to make other investor inquiries, please call 1-877-522-5035. The SAI is also available at our website, www.equitable.com/ICSR#EQH147068.

Class/Contract Identifier: C000024813